UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-21113
                                                     -------------

                      Touchstone Institutional Funds Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jill McGruder
                            Touchstone Advisors, Inc.
                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
              ----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (513) 878-4066
                                                           --------------

                         Date of fiscal year end: 12/31

                       Date of reporting period: 06/30/09


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report                                                 JUNE 30, 2009
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

TOUCHSTONE INSTITUTIONAL FUNDS TRUST

Touchstone JSAM Institutional Large Cap Value Fund

Touchstone JSAM Institutional Value Fund

Touchstone Mazama Institutional Growth Fund

Touchstone Sands Capital Institutional Growth Fund

[LOGO] TOUCHSTONE(R)
       INVESTMENTS

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                          Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                            3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4
--------------------------------------------------------------------------------
Statements of Operations                                                     5
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        6-7
--------------------------------------------------------------------------------
Financial Highlights                                                      8-11
--------------------------------------------------------------------------------
Notes to Financial Statements                                            12-19
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
      JSAM Institutional Large Cap Value Fund                               20
--------------------------------------------------------------------------------
      JSAM Institutional Value Fund                                         21
--------------------------------------------------------------------------------
      Mazama Institutional Growth Fund                                   22-23
--------------------------------------------------------------------------------
      Sands Capital Institutional Growth Fund                               24
--------------------------------------------------------------------------------
Other Items                                                              25-26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2009
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
JSAM INSTITUTIONAL LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 33.9
Information Technology                                                     17.6
Consumer Discretionary                                                     14.3
Utilities                                                                  10.0
Energy                                                                      8.8
Industrials                                                                 5.0
Telecommunication Services                                                  3.3
Miscellaneous                                                               3.1
Consumer Staples                                                            0.5
Investment Funds                                                           26.0
Other Assets/Liabilities (Net)                                            (22.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MAZAMA INSTITUTIONAL GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     21.9
Information Technology                                                     21.4
Health Care                                                                20.9
Financials                                                                 14.8
Industrials                                                                 8.6
Energy                                                                      5.0
Telecommunication Services                                                  3.8
Consumer Staples                                                            2.6
Investment Funds                                                           20.3
Other Assets/Liabilities (Net)                                            (19.3)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JSAM INSTITUTIONAL VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 34.4
Consumer Discretionary                                                     20.4
Information Technology                                                     16.9
Energy                                                                     11.0
Industrials                                                                 7.1
Utilities                                                                   5.7
Telecommunication Services                                                  1.7
Consumer Staples                                                            0.5
Investment Funds                                                           27.0
Other Assets/Liabilities (Net)                                            (24.7)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SANDS CAPITAL INSTITUTIONAL GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     31.3
Health Care                                                                21.7
Consumer Discretionary                                                     13.9
Energy                                                                     13.8
Financials                                                                 10.2
Materials                                                                   3.6
Telecommunication Services                                                  3.0
Industrials                                                                 1.6
Investment Funds                                                           10.5
Other Assets/Liabilities (Net)                                             (9.6)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                JSAM
                                                            INSTITUTIONAL          JSAM              MAZAMA          SANDS CAPITAL
                                                              LARGE CAP        INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL
                                                                VALUE              VALUE             GROWTH              GROWTH
                                                                 FUND              FUND               FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                  $    13,842,651    $    13,187,631    $    20,204,302    $   924,347,570
===================================================================================================================================
  Affiliated securities, at market value                   $       843,898    $       118,142    $       220,016    $     8,421,206
  Non-affiliated securities, at market value                    12,893,198          8,995,142         20,131,232        807,631,891
-----------------------------------------------------------------------------------------------------------------------------------
  At market value - including $2,005,802, $1,821,026,
     $3,141,152, and $67,667,977 of securities loaned
     for the JSAM Institutional Large Cap Value Fund,
     JSAM Institutional Value Fund, Mazama Institutional
     Growth Fund, and Sands Capital Institutional
     Growth Fund, respectively.                            $    13,737,096    $     9,113,284    $    20,351,248    $   816,053,097
Dividends and interest receivable                                    3,418              3,128              5,455            299,496
Receivable for capital shares sold                                      --                 --                 --            696,023
Receivable for securities sold                                          --             43,017             17,649                 --
Receivable for securities lending income                               424                399              3,263             11,547
Other assets                                                         4,477              5,298              2,408             19,644
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    13,745,415          9,165,126         20,380,023        817,079,807
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable upon return of securities loaned                         2,075,288          1,854,864          3,238,797         69,624,741
Payable for capital shares redeemed                                     --                 --                 37            718,315
Payable for securities purchased                                   452,466                 --             66,580          1,766,185
Payable to Advisor                                                   6,121              4,617             13,344            487,290
Other accrued expenses and liabilities                               1,396                 --                177             99,696
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                2,535,271          1,859,481          3,318,935         72,696,227
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                 $    11,210,144    $     7,305,645    $    17,061,088    $   744,383,580
===================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                            $    26,456,939    $    45,693,249    $    23,184,255    $ 1,011,757,578
Accumulated net investment income (loss)                            (3,149)            (2,212)               309         (1,039,385)
Accumulated net realized losses on investments                 (15,138,091)       (34,311,045)        (6,270,422)      (158,040,140)
Net unrealized appreciation (depreciation)
    on investments                                                (105,555)        (4,074,347)           146,946       (108,294,473)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $    11,210,144    $     7,305,645    $    17,061,088    $   744,383,580
===================================================================================================================================

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                  4,363,677          3,115,273          2,525,655         89,622,232
===================================================================================================================================
Net asset value, offering price and redemption price
    per share                                              $          2.57    $          2.35    $          6.76    $          8.31
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                JSAM
                                                            INSTITUTIONAL          JSAM              MAZAMA          SANDS CAPITAL
                                                              LARGE CAP        INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL
                                                                VALUE              VALUE             GROWTH              GROWTH
                                                                FUND               FUND               FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                       $         2,010    $         1,051    $         1,173    $        91,811
Dividends from non-affiliated securities (A)                        38,956             33,322             46,949          1,317,815
Interest                                                                 3                  3                  2                  4
Income from securities loaned                                        3,318              3,015             25,321            164,459
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             44,287             37,391             73,445          1,574,089
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Unified Management fee                                              27,010             23,770             66,537          2,548,019
Registration fees                                                      810              1,039              1,240             57,720
Miscellaneous expenses                                                 518                327                851             18,996
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                      28,338             25,136             68,628          2,624,735
Operating expenses reimbursed by the Advisor                           (35)              (361)              (102)           (11,261)
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        28,303             24,775             68,526          2,613,474
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                        15,984             12,616              4,919         (1,039,385)
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions                  (4,356,303)        (8,778,670)        (2,206,513)       (55,203,262)
Net change in unrealized appreciation/depreciation
    on investments                                               6,983,398         10,401,823          5,354,972        219,500,680
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                 2,627,095          1,623,153          3,148,459        164,297,418
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                 $     2,643,079    $     1,635,769    $     3,153,378    $   163,258,033
===================================================================================================================================

(A)   Net of foreign tax withholding of:                   $            89    $            57    $            --    $            --

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   JSAM INSTITUTIONAL                           JSAM
                                                                    LARGE CAP VALUE                      INSTITUTIONAL VALUE
                                                                          FUND                                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                            SIX MONTHS
                                                               ENDED               YEAR               ENDED              YEAR
                                                              JUNE 30,             ENDED             JUNE 30,            ENDED
                                                                2009            DECEMBER 31,          2009            DECEMBER 31,
                                                             (UNAUDITED)            2008           (UNAUDITED)           2008
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                      $        15,984    $       201,560    $        12,616    $       394,386
Net realized losses from security transactions                  (4,356,303)        (8,732,844)        (8,778,670)       (17,569,212)
Net change in unrealized appreciation/depreciation
    on investments                                               6,983,398         (3,075,416)        10,401,823         (5,694,172)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            2,643,079        (11,606,700)         1,635,769        (22,868,998)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                         (19,133)          (205,374)           (14,669)          (401,184)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                        3,424,697          7,264,882             33,353          9,649,898
Reinvested distributions                                            19,132            198,787             14,499            399,926
Payments for shares redeemed                                      (724,984)        (5,696,679)          (225,648)        (5,521,994)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                                 2,718,845          1,766,990           (177,796)         4,527,830
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          5,342,791        (10,045,084)         1,443,304        (18,742,352)

NET ASSETS
Beginning of period                                              5,867,353         15,912,437          5,862,341         24,604,693
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                              $    11,210,144    $     5,867,353    $     7,305,645    $     5,862,341
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED NET INVESTMENT LOSS                            $        (3,149)   $            --    $        (2,212)   $          (159)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets  (Continued)
--------------------------------------------------------------------------------

                                                                         MAZAMA                            SANDS CAPITAL
                                                                      INSTITUTIONAL                        INSTITUTIONAL
                                                                         GROWTH                                GROWTH
                                                                          FUND                                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS                            SIX MONTHS
                                                                ENDED             PERIOD              ENDED               YEAR
                                                               JUNE 30,            ENDED              JUNE 30,            ENDED
                                                                2009            DECEMBER 31,           2009           DECEMBER 31,
                                                             (UNAUDITED)          2008(A)           (UNAUDITED)           2008
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                               $         4,919    $        93,733    $    (1,039,385)   $    (4,012,993)
Net realized losses from security transactions                  (2,206,513)        (4,064,539)       (55,203,262)       (98,617,235)
Net change in unrealized appreciation/depreciation
    on investments                                               5,354,972         (5,208,026)       219,500,680       (533,006,141)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            3,153,378         (9,178,832)       163,258,033       (635,636,369)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                          (4,610)           (98,683)                --                 --
From net realized gains                                                 --                 --                 --        (25,298,914)
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
    TO SHAREHOLDERS                                                 (4,610)           (98,683)                --        (25,298,914)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                          548,751         22,633,550        122,792,780        479,719,949
Reinvested distributions                                             4,610             98,683                 --         24,184,001
Payments for shares redeemed                                       (95,551)              (208)      (133,224,670)      (626,905,070)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                                             457,810         22,732,025        (10,431,890)      (123,001,120)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          3,606,578         13,454,510        152,826,143       (783,936,403)

NET ASSETS
Beginning of period                                             13,454,510                 --        591,557,437      1,375,493,840
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                              $    17,061,088    $    13,454,510    $   744,383,580    $   591,557,437
===================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                   $           309    $            --    $    (1,039,385)   $            --
===================================================================================================================================

(A) Represents the period from commencement of operations (January 30, 2008) through December 31, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

JSAM INSTITUTIONAL LARGE CAP VALUE FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                                                    PERIOD
                                                                JUNE 30,              YEAR ENDED DECEMBER 31,              ENDED
                                                                  2009        -------------------------------------     DECEMBER 31,
                                                               (UNAUDITED)       2008          2007          2006         2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        $    1.93       $    6.92     $   10.95     $    9.97    $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.00(B)         0.09          0.13          0.12         0.05
  Net realized and unrealized gains (losses) on investments        0.65           (4.99)        (3.00)         1.59         0.09
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.65           (4.90)        (2.87)         1.71         0.14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.01)          (0.09)        (0.13)        (0.12)       (0.05)
  Distributions from net realized gains                              --              --         (1.03)        (0.61)       (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.01)          (0.09)        (1.16)        (0.73)       (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                              $    2.57       $    1.93     $    6.92     $   10.95    $    9.97
====================================================================================================================================
Total return                                                      33.56%(C)      (71.46%)      (26.37%)       17.32%        1.43%(C)
====================================================================================================================================
Net assets at end of period (000's)                           $  11,210       $   5,867     $  15,912     $  21,846    $  14,673
====================================================================================================================================
Ratio of net expenses to average net assets                        0.73%(D)        0.73%         0.77%         0.75%        0.71%(D)
Ratio of gross expenses to average net assets                      0.73%(D)        0.89%         0.77%         0.75%        0.71%(D)
Ratio of net investment income to average net assets               0.41%(D)        1.89%         1.22%         1.18%        1.24%(D)
Portfolio turnover rate                                             102%(D)          88%           72%           82%          45%(C)

(A) Represents the period from commencement of operations (June 20, 2005) through December 31, 2005.

(B)   Amount rounds to less than $0.01 per share.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

JSAM INSTITUTIONAL VALUE FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                                                    PERIOD
                                                                JUNE 30,              YEAR ENDED DECEMBER 31,              ENDED
                                                                  2009        -------------------------------------     DECEMBER 31,
                                                               (UNAUDITED)       2008          2007          2006         2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        $    1.82       $    7.47     $   10.65     $   10.33    $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.00(B)         0.10          0.17          0.02         0.02
  Net realized and unrealized gains (losses) on investments        0.53           (5.65)        (3.10)         1.45         0.45
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.53           (5.55)        (2.93)         1.47         0.47
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.00)(B)       (0.10)        (0.17)        (0.02)       (0.02)
  Distributions from net realized gains                              --              --         (0.08)        (1.13)       (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  --           (0.10)        (0.25)        (1.15)       (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                              $    2.35       $    1.82     $    7.47     $   10.65    $   10.33
====================================================================================================================================
Total return                                                      29.50%(C)      (75.05%)      (27.81%)       14.35%        4.69%(C)
====================================================================================================================================
Net assets at end of period (000's)                           $   7,306       $   5,862     $  24,605     $  10,202    $   7,714
====================================================================================================================================
Ratio of net expenses to average net assets                        0.83%(D)        0.83%         0.83%         0.90%        0.83%(D)
Ratio of gross expenses to average net assets                      0.84%(D)        0.89%         0.83%         0.90%        0.83%(D)
Ratio of net investment income to average net assets               0.42%(D)        1.97%         1.94%         0.24%        0.34%(D)
Portfolio turnover rate                                             130%(D)          89%          128%           88%          43%(C)

(A) Represents the period from commencement of operations (June 17, 2005) through December 31, 2005.

(B)   Amount rounds to less than $0.01 per share.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MAZAMA INSTITUTIONAL GROWTH FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED             PERIOD
                                                                 JUNE 30,           ENDED
                                                                   2009           DECEMBER 31,
                                                               (UNAUDITED)          2008(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period                        $     5.55        $    10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                             0.00(B)           0.05
  Net realized and unrealized gains (losses) on investments         1.21             (4.45)
-----------------------------------------------------------------------------------------------
Total from investment operations                                    1.21             (4.40)
-----------------------------------------------------------------------------------------------
Dividends from net investment income                               (0.00)(B)         (0.05)
-----------------------------------------------------------------------------------------------
Net asset value at end of period                              $     6.76        $     5.55
===============================================================================================
Total return                                                       21.83%(C)        (44.13%)(C)
===============================================================================================
Net assets at end of period (000's)                           $   17,061        $   13,455
===============================================================================================
Ratio of net expenses to average net assets                         0.98%(D)          0.98%(D)
Ratio of gross expenses to average net assets                       0.98%(D)          0.99%(D)
Ratio of net investment income to average net assets                0.07%(D)          0.70%(D)
Portfolio turnover rate                                              105%(D)           200%(D)

(A) Represents the period from commencement of operations (January 30, 2008) through December 31, 2008.

(B)   Amount rounds to less than $0.01 per share.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SANDS CAPITAL INSTITUTIONAL GROWTH FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                                                    PERIOD
                                                                JUNE 30,              YEAR ENDED DECEMBER 31,              ENDED
                                                                  2009        -------------------------------------     DECEMBER 31,
                                                               (UNAUDITED)       2008          2007          2006         2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         $    6.50       $   13.18   $   11.10    $   11.79     $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                              (0.01)          (0.04)      (0.04)       (0.04)        (0.02)
  Net realized and unrealized gains (losses) on investments         1.82           (6.35)       2.12        (0.65)         1.81
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.81           (6.39)       2.08        (0.69)         1.79
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                 --           (0.29)         --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                               $    8.31       $    6.50   $   13.18    $   11.10     $   11.79
====================================================================================================================================
Total return                                                       27.85%(B)      (48.45%)     18.74%       (5.85%)       17.90%(B)
====================================================================================================================================
Net assets at end of period (000's)                            $ 744,384       $ 591,557   $1,375,494   $1,234,451    $ 615,503
====================================================================================================================================
Ratio of net expenses to average net assets                         0.80%(C)        0.80%       0.80%        0.80%         0.79%(C)
Ratio of net investment loss to average net assets                 (0.32%)(C)      (0.37%)     (0.31%)      (0.44%)       (0.45%)(C)
Portfolio turnover rate                                               31%(C)          44%         36%          28%           16%(B)

(A) Represents the period from commencement of operations (January 21, 2005) through December 31, 2005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Touchstone Institutional Funds Trust (the Trust), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with four funds, all of which are non-diversified. The financial statements included herein are those of the Touchstone JSAM Institutional Large Cap Value Fund, Touchstone JSAM Institutional Value Fund, Touchstone Mazama Institutional Growth Fund, and Touchstone Sands Capital Institutional Growth Fund, each a "Fund" and collectively the "Funds". The Funds commenced operations on June 20, 2005, June 17, 2005, January 30, 2008 and January 21, 2005, respectively.

The Funds are registered to offer one class of shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the class of shares currently being offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

SECURITY VALUATION - The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the Financial Accounting Standards Board's (FASB) Statement on Financial Accounting Standards (SFAS) No. 157,"Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

On April 9, 2009 the FASB issued Staff Position SFAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance in estimating fair value under Statement No. 157, "Fair Value Measurements" (SFAS 157), when the volume and level of transaction activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability. FSP 157-4 also provides additional guidance on circumstances that may indicate a transaction is not orderly. FSP 157-4 is effective for interim and annual periods ending after June 15, 2009, and the Funds have adopted its provisions for the period ending June 30, 2009. FSP 157-4 did not have a significant impact on the Funds' financial position, results of operations, or disclosures for the six months ending June 30, 2009.

The aggregate value by input level, as of June 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.


PORTFOLIO SECURITIES LOANED - Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of June 30, 2009, the following Funds loaned common stocks and received collateral as follows:

                                                MARKET VALUE         VALUE OF
                                                  OF COMMON         COLLATERAL
                                                STOCKS LOANED        RECEIVED
--------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund         $   2,005,802     $   2,075,288

JSAM Institutional Value Fund                   $   1,821,026     $   1,854,864

Mazama Institutional Growth Fund                $   3,141,152     $   3,238,797

Sands Capital Institutional Growth Fund         $  67,667,977     $  69,624,741

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

SHARE VALUATION - The net asset value per share is calculated each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS - The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards Codification(TM)" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

EXPENSES - The Funds pay a unified management fee to Touchstone Advisors, Inc. (the Advisor) for providing or procuring advisory, administration and other services. The Advisor is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Funds will pay all state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2009:

                                  JSAM               JSAM            MAZAMA          SANDS CAPITAL
                              INSTITUTIONAL      INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL
                             LARGE CAP VALUE         VALUE           GROWTH             GROWTH
                                  FUND               FUND             FUND               FUND
---------------------------------------------------------------------------------------------------
Cost of Purchases            $   6,186,365      $   3,750,813     $   7,720,487     $    97,122,781
Proceeds from Sales          $   3,852,146      $   3,907,880     $   7,315,978     $   102,910,575
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor, the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

As of June 30, 2009, 83% of the JSAM Institutional Value Fund was owned by Western-Southern and subsidiaries.

AFFILIATED INVESTMENTS - Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2009, is noted below:

                                                               SHARE ACTIVITY
                                           -----------------------------------------------------
                                             BALANCE                                    BALANCE                      VALUE
                                            12/31/08      PURCHASES        SALES        06/30/09     DIVIDENDS      06/30/09
-----------------------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund        30,239     3,321,373     (2,507,714)      843,898    $     2,010   $   843,898
JSAM Institutional Value Fund                 186,990     1,459,653     (1,528,501)      118,142    $     1,051   $   118,142
Mazama Institutional Growth Fund              163,358     1,965,396     (1,908,738)      220,016    $     1,173   $   220,016
Sands Capital Institutional Growth Fund    11,655,145    74,380,735    (77,614,674)    8,421,206    $    91,811   $ 8,421,206
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT AGREEMENT - The Trust and the Advisor are parties to a management agreement under which the Advisor receives a fee, calculated daily and paid monthly, of 0.70%, 0.80%, 0.95% and 0.78% per annum of the average daily net assets of the JSAM Institutional Large Cap Value Fund, JSAM Institutional Value Fund, Mazama Institutional Growth Fund, and Sands Capital Institutional Growth Fund, respectively. Under the management agreement, the Advisor continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of and policies established by the Board of Trustees. Under the management agreement, the Advisor also provides administrative services to the Trust and pays all operating expenses on the Trust's behalf, excluding BlueSky state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

JS Asset Management, LLC ("JSAM"), a SEC registered investment advisor, serves as the sub-advisor to the JSAM Institutional Large Cap Value Fund and JSAM Institutional Value Fund and makes investment decisions for the Funds and also ensures compliance with the Funds' investment policies and guidelines.

Mazama Capital Management, Inc. ("Mazama"), a SEC registered investment advisor, serves as the sub-advisor to the Mazama Institutional Growth Fund and makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines.

Sands Capital Management, LLC, a SEC registered investment advisor, serves as the sub-advisor to the Sands Capital Institutional Growth Fund and makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines.

The Advisor, (not the Funds), pays the Sub-Advisors a fee for their services.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT - Effective January 1, 2009, the Trust and the Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the JSAM Institutional Large Cap Value Fund, JSAM Institutional Value Fund, Mazama Institutional Growth Fund, and Sands Capital Institutional Growth Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through April 30, 2010:

--------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund                               0.73%
JSAM Institutional Value Fund                                         0.83%
Mazama Institutional Growth Fund                                      0.98%
Sands Capital Institutional Growth Fund                               0.80%
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                        JSAM INSTITUTIONAL              JSAM INSTITUTIONAL
                                                         LARGE CAP VALUE                       VALUE
                                                               FUND                             FUND
-----------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS                        SIX MONTHS
                                                      ENDED            YEAR             ENDED          YEAR
                                                    JUNE 30,           ENDED          JUNE 30,         ENDED
                                                      2009         DECEMBER 31,         2009        DECEMBER 31,
                                                   (UNAUDITED)         2008          (UNAUDITED)       2008
-----------------------------------------------------------------------------------------------------------------
Shares sold                                         1,661,894        1,925,287           26,040        1,598,093
Shares reinvested                                      10,570           56,624            9,062           94,042
Shares redeemed                                      (356,094)      (1,235,389)        (135,743)      (1,770,775)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       1,316,370          746,522         (100,641)         (78,640)
Shares outstanding, beginning of period             3,047,307        2,300,785        3,215,914        3,294,554
-----------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   4,363,677        3,047,307        3,115,273        3,215,914
=================================================================================================================

                                                              MAZAMA                        SANDS CAPITAL
                                                       INSTITUTIONAL GROWTH             INSTITUTIONAL GROWTH
                                                               FUND                             FUND
-----------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                       SIX MONTHS
                                                       ENDED          PERIOD            ENDED          YEAR
                                                     JUNE 30,          ENDED          JUNE 30,         ENDED
                                                       2009        DECEMBER 31,         2009        DECEMBER 31,
                                                   (UNAUDITED)       2008 (A)        (UNAUDITED)       2008
-----------------------------------------------------------------------------------------------------------------
Shares sold                                           115,123        2,412,028       17,281,354       45,994,085
Shares reinvested                                         682           13,616               --        3,761,120
Shares redeemed                                       (15,774)             (20)     (18,701,456)     (63,110,167)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         100,031        2,425,624       (1,420,102)     (13,354,962)
Shares outstanding, beginning of period             2,425,624               --       91,042,334      104,397,296
-----------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   2,525,655        2,425,624       89,622,232       91,042,334
=================================================================================================================

(A) Represents the period from commencement of operations (January 30, 2008) through December 31, 2008.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. FEDERAL INCOME TAXES

FEDERAL INCOME TAX - It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2008 and 2007 was as follows:

                                   JSAM INSTITUTIONAL           JSAM INSTITUTIONAL
                                  LARGE CAP VALUE FUND              VALUE FUND
------------------------------------------------------------------------------------
                                   2008          2007          2008           2007
------------------------------------------------------------------------------------
From ordinary income            $  205,374    $1,448,818    $  401,184    $  731,010
From long-term capital gains            --       835,346            --        26,027
------------------------------------------------------------------------------------
                                $  205,374    $2,284,164    $  401,184    $  757,037
------------------------------------------------------------------------------------

                              MAZAMA INSTITUTIONAL   SANDS CAPITAL INSTITUTIONAL
                                  GROWTH FUND                GROWTH FUND
--------------------------------------------------------------------------------
                                      2008               2008           2007
--------------------------------------------------------------------------------
From ordinary income              $    98,683         $        --    $        --
From long-term capital gains               --          25,298,914             --
--------------------------------------------------------------------------------
                                  $    98,683         $25,298,914    $        --
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2008:

                                    JSAM INSTITUTIONAL                           MAZAMA           SANDS CAPITAL
                                         LARGE CAP      JSAM INSTITUTIONAL    INSTITUTIONAL       INSTITUTIONAL
                                        VALUE FUND          VALUE FUND         GROWTH FUND         GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments    $    15,437,388      $    21,666,558    $    22,714,821     $ 1,039,711,134
-----------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                     --                   --            432,767                  --
Gross unrealized depreciation             (8,251,734)         (14,887,400)        (6,158,606)       (373,694,383)
-----------------------------------------------------------------------------------------------------------------
Net unrealized depreciation               (8,251,734)         (14,887,400)        (5,725,839)       (373,694,383)
Post-October losses                       (1,082,945)          (5,161,472)        (2,664,455)        (53,725,739)
Capital loss carryforward                 (8,536,062)         (19,959,673)          (881,641)         (3,211,909)
Other temporary differences                       --                 (159)                --                  --
-----------------------------------------------------------------------------------------------------------------
    Accumulated deficit              $   (17,870,741)     $   (40,008,704)   $    (9,271,935)    $  (430,632,031)
=================================================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

As of December 31, 2008, the Funds had the following capital loss carryforwards for federal income tax purposes.

FUND                                                 AMOUNT       DECEMBER 31,
--------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund          $   8,536,062            2016
                                                 -------------
JSAM Institutional Value Fund                    $   3,875,886            2015
                                                    16,083,787            2016
                                                 -------------
                                                 $  19,959,673
                                                 -------------
Mazama Institutional Growth Fund                 $     881,641            2016
                                                 -------------
Sands Capital Institutional Growth Fund          $   3,211,909            2016
                                                 -------------


The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gain, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications of net investment loss have been made to the following Funds for the year ended December 31, 2008:

                                                               UNDISTRIBUTED       ACCUMULATED
                                               PAID-IN        NET INVESTMENT      NET REALIZED
                                               CAPITAL            INCOME         GAINS (LOSSES)
-----------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund     $      (3,814)     $       3,814     $          --
JSAM Institutional Value Fund               $      (6,656)     $       6,656     $          --
Mazama Institutional Growth Fund            $      (5,580)     $       4,950     $         630
Sands Capital Institutional Growth Fund     $  (4,012,993)     $   4,012,993     $          --
-----------------------------------------------------------------------------------------------

For the six months ended June 30, 2009, the Trust had the following federal tax cost resulting in net unrealized depreciation as follows:

                                                                GROSS            GROSS              NET
                                              FEDERAL         UNREALIZED       UNREALIZED        UNREALIZED
                                              TAX COST       APPRECIATION     DEPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund    $  15,005,432    $   1,333,939    $  (2,602,275)    $  (1,268,336)
JSAM Institutional Value Fund              $  13,598,861    $     750,866    $  (5,236,443)    $  (4,485,577)
Mazama Institutional Growth Fund           $  20,722,115    $   2,487,467    $  (2,858,334)    $    (370,867)
Sands Capital Institutional Growth Fund    $ 970,246,800    $  42,998,015    $(197,191,718)    $(154,193,703)

The Funds have adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded in the current year. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

9. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 21, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
JSAM Institutional Large Cap Value Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
PREFERRED STOCK -- 1.1%                                 SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 0.8%
Citigroup, Inc. - Series AA                               4,700   $      87,796
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.3%
General Motors Corp.                                     13,500          38,205
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCK                                             $     126,001
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.4%
FINANCIALS -- 33.1%
Bank of America Corp.                                    47,500         627,000
Capital One Financial Corp. +                            30,100         658,588
Chimera Investment Corp.                                  9,400          32,806
Genworth Financial, Inc. - Class A*                      86,260         602,957
Hartford Financial Services Group, Inc. +                43,800         519,906
JPMorgan Chase & Co.                                      9,800         334,278
Lincoln National Corp. +                                 31,300         538,673
MetLife, Inc.                                             5,100         153,051
Morgan Stanley                                            3,400          96,934
Torchmark Corp.                                           3,800         140,752
--------------------------------------------------------------------------------
                                                                      3,704,945
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 17.6%
Alcatel-Lucent - ADR*                                   149,300         370,264
Arrow Electronics, Inc.*                                 10,900         231,516
Avnet, Inc.*                                              9,400         197,682
Dell, Inc.*                                              27,300         374,829
Lam Research Corp.* +                                    14,000         364,000
Motorola, Inc.*                                          59,200         392,496
Novellus Systems, Inc.* +                                 2,800          46,760
--------------------------------------------------------------------------------
                                                                      1,977,547
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.0%
Centex Corp.*                                            39,300         332,478
D R Horton, Inc.                                         10,400          97,344
J.C. Penney Co., Inc.                                     7,500         215,325
Magna International, Inc. - Class A*                     10,700         451,968
Pulte Homes, Inc.* +                                     30,500         269,315
Ryland Group, Inc. +                                     12,400         208,320
--------------------------------------------------------------------------------
                                                                      1,574,750
--------------------------------------------------------------------------------

UTILITIES -- 10.0%
Allegheny Energy, Inc. +                                  8,100         207,765
Mirant Corp.*                                            17,500         275,450
RRI Energy, Inc.*                                       127,100         636,771
--------------------------------------------------------------------------------
                                                                      1,119,986
--------------------------------------------------------------------------------

ENERGY -- 8.8%
Chesapeake Energy Corp.                                  31,000         614,730
Nabors Industries Ltd.* +                                17,600         274,208
XTO Energy, Inc.                                          2,600          99,164
--------------------------------------------------------------------------------
                                                                        988,102
--------------------------------------------------------------------------------

INDUSTRIALS -- 5.0%
Navistar International Corp.*                            12,800         558,080
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.3%
Sprint Nextel Corp.*                                     77,800         374,218
--------------------------------------------------------------------------------

MISCELLANEOUS -- 3.1%
iShares Dow Jones
   US Home Construction+                                  9,700          95,060
iShares Russell 1000 Value Index                          5,200         247,520
--------------------------------------------------------------------------------
                                                                        342,580
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.5%
Tyson Foods, Inc. - Class A+                              4,100          51,701
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  10,691,909
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 26.0%
Invesco AIM Liquid Assets Portfolio**                 2,075,288       2,075,288
Touchstone Institutional
   Money Market Fund^                                   843,898         843,898
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $   2,919,186
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.5%
(Cost $13,842,651)                                                $  13,737,096

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.5%)                     (2,526,952)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  11,210,144
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $2,005,802.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $ 10,691,909   $         --   $         --   $ 10,691,909
Preferred Stock            126,001             --             --        126,001
Mutual Fund              2,919,186             --             --      2,919,186
                      ---------------------------------------------------------
                                                                    $13,737,096

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
JSAM Institutional Value Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.7%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 34.4%
Bank of America Corp.                                    33,490   $     442,068
Capital One Financial Corp. +                            18,700         409,156
Chimera Investment Corp.                                  6,700          23,383
CIT Group, Inc.*                                         14,400          30,960
Genworth Financial, Inc. - Class A*                      57,586         402,526
Hartford Financial Services Group, Inc. +                25,700         305,059
JPMorgan Chase & Co.                                      1,800          61,398
Lincoln National Corp. +                                 19,500         335,595
MetLife, Inc.                                             3,500         105,035
Morgan Stanley                                            2,400          68,424
Oriental Financial Group, Inc.                           20,600         199,820
Protective Life Corp. +                                  11,900         136,136
--------------------------------------------------------------------------------
                                                                      2,519,560
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 20.4%
Cavalier Homes, Inc.*                                     8,600          23,478
Centex Corp.*                                            26,000         219,960
Champion Enterprises, Inc.*                              14,000           4,480
Cooper Tire & Rubber Co. +                               13,700         135,904
D R Horton, Inc.                                          7,400          69,264
J.C. Penney Co., Inc.                                     5,300         152,163
Libbey, Inc.* +                                          71,900         101,379
Liz Claiborne, Inc.*                                      3,000           8,640
Magna International, Inc. - Class A*+                     7,700         325,248
Office Depot, Inc.*                                      37,100         169,176
Pulte Homes, Inc.* +                                     16,200         143,046
Ryland Group, Inc. +                                      8,500         142,800
--------------------------------------------------------------------------------
                                                                      1,495,538
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 16.9%
Alcatel-Lucent - ADR*                                    96,700         239,816
Alliance Semiconductor Corp.                             50,100          16,032
Arrow Electronics, Inc.*                                  7,400         157,176
Avnet, Inc.*                                              7,300         153,519
Dell, Inc.*                                               6,500          89,245
Lam Research Corp.* +                                    10,300         267,800
Motorola, Inc.*                                          42,100         279,123
Novellus Systems, Inc.* +                                 1,900          31,730
--------------------------------------------------------------------------------
                                                                      1,234,441
--------------------------------------------------------------------------------

ENERGY -- 11.0%
Chesapeake Energy Corp.                                  19,500         386,685
Forest Oil Corp.*                                        10,200         152,184
Nabors Industries Ltd.* +                                12,400         193,192
XTO Energy, Inc.                                          1,800          68,652
--------------------------------------------------------------------------------
                                                                        800,713
--------------------------------------------------------------------------------

INDUSTRIALS -- 7.1%
Hudson Highland Group, Inc.*                             87,600         171,696
Navistar International Corp.*                             7,900         344,440
--------------------------------------------------------------------------------
                                                                        516,136
--------------------------------------------------------------------------------

UTILITIES -- 5.7%
RRI Energy, Inc.*                                        82,900         415,329
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.7%
Sprint Nextel Corp.*                                     25,100         120,731
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.5%
Tyson Foods, Inc. - Class A+                              3,000          37,830
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $   7,140,278
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 27.0%
Invesco AIM Liquid Assets Portfolio**                 1,854,864       1,854,864
Touchstone Institutional
   Money Market Fund^                                   118,142         118,142
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $   1,973,006
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 124.7%
(Cost $13,187,631)                                                $   9,113,284

LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.7%)                     (1,807,639)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $   7,305,645
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $1,821,026.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $  7,140,278   $         --   $         --   $  7,140,278
Mutual Fund              1,973,006             --             --      1,973,006
                      ---------------------------------------------------------
                                                                   $  9,113,284

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mazama Institutional Growth Fund  - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
PREFERRED STOCK -- 0.4%                                 SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 0.4%
East West Bancorp, Inc.                                     128   $      74,400
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.6%
CONSUMER DISCRETIONARY -- 21.9%
Abercrombie & Fitch Co. - Class A                         1,600          40,624
Apollo Group, Inc.*                                       2,500         177,800
Bed Bath & Beyond, Inc.*                                  4,900         150,675
Best Buy Co., Inc. +                                      3,100         103,819
Chico's FAS, Inc.*                                       29,800         289,954
Chipotle Mexican Grill, Inc. - Class A*+                  1,850         148,000
Coach, Inc. +                                            21,000         564,479
D R Horton, Inc.                                          3,800          35,568
Deckers Outdoor Corp.*                                    5,725         402,296
Dick's Sporting Goods, Inc.*                             16,400         282,080
Dollar Tree, Inc.*                                        1,100          46,310
Expedia, Inc.*                                            2,000          30,220
Guess?, Inc.                                              6,200         159,836
New Oriental Education &
   Technology Group*+                                     1,285          86,558
Polo Ralph Lauren Corp.                                   1,900         101,726
Priceline.com, Inc.*                                        400          44,620
Ross Stores, Inc.                                         1,200          46,320
Starbucks Corp.* +                                       17,300         240,297
Strayer Education, Inc.                                     565         123,232
Tiffany & Co.                                             8,200         207,952
TJX Cos., Inc. +                                          2,500          78,650
Urban Outfitters, Inc.* +                                10,400         217,048
Yum! Brands, Inc.                                         5,000         166,700
--------------------------------------------------------------------------------
                                                                      3,744,764
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 21.4%
Activision Blizzard, Inc.*                               18,100         228,603
Agilent Technologies, Inc.* +                             8,400         170,604
Broadcom Corp. - Class A*                                 6,000         148,740
Cognizant Technology Solutions Corp.*                     4,750         126,825
Cree, Inc.*                                               4,100         120,499
Flextronics International Ltd.*                          47,100         193,581
Immersion Corp.*                                         40,500         200,070
Intersile Corp.                                           6,900          86,733
Intuit, Inc.*                                             2,700          76,032
Juniper Networks, Inc.*                                   2,000          47,200
KLA-Tencor Corp.                                          2,600          65,650
Marvell Technology Group Ltd.*                           16,500         192,060
Mastercard, Inc. - Class A+                                 375          62,741
NVIDIA Corp.*                                             6,500          73,385
Paychex, Inc.                                             2,400          60,480
Polycom, Inc.*                                            7,365         149,289
Red Hat, Inc.*                                           17,400         350,262
Riverbed Technology, Inc.*                               16,675         386,693
Salesforce.com, Inc.*                                     2,000          76,340
SanDisk Corp.*                                            4,800          70,512
Skyworks Solutions, Inc.*                                15,700         153,546
TriQuint Semiconductor, Inc.*                           102,100         542,150
Visa, Inc. - Class A+                                     1,125          70,043
--------------------------------------------------------------------------------
                                                                      3,652,038
--------------------------------------------------------------------------------

HEALTH CARE -- 20.9%
ABIOMED, Inc.*                                           40,300         355,446
Celgene Corp.* +                                          2,000          95,680
Cubist Pharmaceuticals, Inc.*                            28,600         524,238
Express Scripts, Inc.*                                    3,100         213,125
Humana, Inc.*                                             4,900         158,074
Illumina, Inc.* +                                        10,985         427,756
Medarex, Inc.*                                           97,075         810,577
Metabolix, Inc.*                                         39,370         323,621
Mylan, Inc.*                                             12,100         157,905
Myriad Genetics, Inc.*                                   11,300         402,845
Myriad Pharmaceuticals, Inc.*                             2,825          13,136
Waters Corp.*                                             1,600          82,352
--------------------------------------------------------------------------------
                                                                      3,564,755
--------------------------------------------------------------------------------

FINANCIALS -- 14.4%
Blackstone Group L.P. (The)                              66,000         695,640
CB Richard Ellis Group, Inc. - Class A*                   5,600          52,416
Charles Schwab Corp.                                     10,400         182,416
East West Bancorp, Inc.                                  25,300         164,197
MSCI, Inc. - Class A*                                     7,100         173,524
NASDAQ OMX Group, Inc.*                                  32,100         684,051
T. Rowe Price Group, Inc.                                 2,800         116,676
UCBH Holdings, Inc. +                                   186,200         234,612
Zions Bancorp. +                                         12,700         146,812
--------------------------------------------------------------------------------
                                                                      2,450,344
--------------------------------------------------------------------------------

INDUSTRIALS -- 8.6%
CH Robinson Worldwide, Inc. +                             3,300         172,095
Evergreen Solar, Inc.* +                                 80,100         173,817
Expeditors International of
   Washington, Inc.                                       3,750         125,025
First Solar, Inc.*                                        1,225         198,597
Jacobs Engineering Group, Inc.*                           3,100         130,479
Precision Castparts Corp.                                 1,750         127,803
Quanta Services, Inc.* +                                  7,500         173,475
Stericycle, Inc.*                                           400          20,612
SunPower Corp. - Class A*+                               13,225         352,314
--------------------------------------------------------------------------------
                                                                      1,474,217
--------------------------------------------------------------------------------

ENERGY -- 5.0%
Atwood Oceanics, Inc.*                                    5,500         137,005
Continental Resources, Inc.*                              4,500         124,875
FMC Technologies, Inc.* +                                 4,600         172,868
Noble Corp.                                               3,500         105,875
Range Resources Corp.                                     3,300         136,653
Southwestern Energy Co.*                                  2,100          81,585
Superior Energy Services, Inc.*                           5,210          89,977
--------------------------------------------------------------------------------
                                                                        848,838
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.8%
American Tower Corp. - Class A*                           2,100          66,213
Clearwire Corp. - Class A*+                              53,000         293,090
NII Holdings, Inc.*                                      15,100         287,957
--------------------------------------------------------------------------------
                                                                        647,260
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mazama Institutional Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.6% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.6%
Avon Products, Inc. +                                     6,800   $     175,304
Church & Dwight Co., Inc.                                 1,100          59,741
Mead Johnson Nutrition Co. - Class A                      1,600          50,832
Whole Foods Market, Inc.* +                               7,900         149,942
--------------------------------------------------------------------------------
                                                                        435,819
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  16,818,035
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 20.3%
Invesco AIM Liquid Assets Portfolio**                 3,238,797       3,238,797
Touchstone Institutional
   Money Market Fund^                                   220,016         220,016
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $   3,458,813
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 119.3%
(Cost $20,204,302)                                                $  20,351,248

LIABILITIES IN EXCESS OF OTHER ASSETS -- (19.3%)                     (3,290,160)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  17,061,088
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $3,141,152.

**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $ 16,818,035   $         --   $         --   $ 16,818,035
Preferred Stock             74,400             --             --         74,400
Mutual Fund              3,458,813             --             --      3,458,813
                      ---------------------------------------------------------
                                                                  $  20,351,248

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Sands Capital Institutional Growth Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.1%                                  SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 31.3%
Apple, Inc.*                                            425,850   $  60,653,816
Broadcom Corp. - Class A*                             1,007,900      24,985,841
Google, Inc. - Class A*                                 105,000      44,266,950
QUALCOMM, Inc.                                          696,900      31,499,880
Salesforce.com, Inc.* +                                 638,400      24,367,728
Visa, Inc. - Class A                                    614,800      38,277,448
VMware, Inc.*                                           327,600       8,933,652
--------------------------------------------------------------------------------
                                                                    232,985,315
--------------------------------------------------------------------------------

HEALTH CARE -- 21.7%
Abraxis BioScience, Inc.*                                93,675       3,452,861
Allergan, Inc.                                          691,300      32,892,054
Genzyme Corp.*                                          708,900      39,464,463
Intuitive Surgical, Inc.*                               237,700      38,901,982
Mindray Medical International Ltd.                      508,600      14,200,112
Stryker Corp.                                           359,500      14,286,530
Varian Medical Systems, Inc.*                           531,700      18,683,938
--------------------------------------------------------------------------------
                                                                    161,881,940
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.9%
Amazon.com, Inc.* +                                     550,200      46,029,732
Las Vegas Sands Corp.*                                2,891,126      22,724,250
NIKE, Inc. - Class B                                    285,600      14,788,368
Starbucks Corp.*                                      1,444,700      20,066,883
--------------------------------------------------------------------------------
                                                                    103,609,233
--------------------------------------------------------------------------------

ENERGY -- 13.8%
FMC Technologies, Inc.* +                               713,100      26,798,298
National Oilwell Varco, Inc.*                         1,312,040      42,851,226
Schlumberger Ltd.                                       611,500      33,088,265
--------------------------------------------------------------------------------
                                                                    102,737,789
--------------------------------------------------------------------------------

FINANCIALS -- 10.2%
CME Group, Inc. - Class A+                               76,400      23,768,804
IntercontinentalExchange, Inc.*                         347,720      39,723,533
Moody's Corp. +                                         467,900      12,329,165
--------------------------------------------------------------------------------
                                                                     75,821,502
--------------------------------------------------------------------------------

MATERIALS -- 3.6%
Monsanto Co.                                            358,700      26,665,758
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.0%
America Movil S.A. - ADR                                575,400      22,279,488
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.6%
Iron Mountain, Inc.* +                                  418,300      12,026,125
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 738,007,150
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 10.5%
Invesco AIM Liquid Assets Portfolio**                69,624,741      69,624,741
Touchstone Institutional
   Money Market Fund^                                 8,421,206       8,421,206
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  78,045,947
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.6%
(Cost $924,347,570)                                               $ 816,053,097

LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.6%)                     (71,669,517)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 744,383,580
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $67,667,977.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.


                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $738,007,150   $         --   $         --   $738,007,150
Mutual Fund             78,045,947             --             --     78,045,947
                      ---------------------------------------------------------
                                                                   $816,053,097

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2009" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                             EXPENSES
                                                NET EXPENSE     BEGINNING      ENDING       PAID DURING
                                                    RATIO        ACCOUNT       ACCOUNT    THE SIX MONTHS
                                                 ANNUALIZED       VALUE         VALUE          ENDED
                                                   JUNE 30,     JANUARY 1,     JUNE 30,      JUNE 30,
                                                    2009          2009          2009          2009*
---------------------------------------------------------------------------------------------------------
JSAM INSTITUTIONAL LARGE CAP VALUE FUND
    Actual                                         0.73%       $ 1,000.00     $ 1,335.60      $ 4.23
    Hypothetical                                   0.73%       $ 1,000.00     $ 1,021.17      $ 3.66

JSAM INSTITUTIONAL VALUE FUND
    Actual                                         0.83%       $ 1,000.00     $ 1,295.00      $ 4.74
    Hypothetical                                   0.83%       $ 1,000.00     $ 1,020.67      $ 4.17

MAZAMA INSTITUTIONAL GROWTH FUND
    Actual                                         0.98%       $ 1,000.00     $ 1,218.30      $ 5.37
    Hypothetical                                   0.98%       $ 1,000.00     $ 1,019.95      $ 4.89

SANDS CAPITAL INSTITUTIONAL GROWTH FUND
    Actual                                         0.80%       $ 1,000.00     $ 1,278.50      $ 4.51
    Hypothetical                                   0.80%       $ 1,000.00     $ 1,020.83      $ 4.00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

*     A Member of Western & Southern Financial Group

      [LOGO] TOUCHSTONE(R)
             INVESTMENTS

             303 Broadway, Suite 1100
             Cincinnati, OH 45202-4203





--------------------------------------------------------------------------------


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                                                          TSF-1105-TIFT-SAR-0906

ITEM 2. CODE OF ETHICS.

Not required in semi-annual report filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semi-annual report filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semi-annual report filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable in semiannual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Touchstone Institutional Funds Trust
             -------------------------------------------------------

By (Signature and Title) /s/ Jill McGruder
                         -------------------------------------------
                         Jill McGruder, President
                         (principal executive officer)

Date August 18, 2009
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Jill McGruder
                         -------------------------------------------
                         Jill McGruder, President
                         (principal executive officer)

Date August 18, 2009
     ---------------


By (Signature and Title) /s/ Terrie Wiedenheft
                         -------------------------------------------
                         Terrie Wiedenheft, Controller and Treasurer
                         (principal financial officer)

Date August 18, 2009
     ---------------